Property and Equipment, Net (Details) - Schedule of Property and Equipment - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 4,389,260	$ 4,738,703	$ 6,475,709
Less: Accumulated depreciation	(2,502,466)	(2,010,180)	(3,485,308)
Total property and equipment, net	1,886,794	2,728,523	2,993,628
Accumulated depreciation	(4,125,088)	(4,179,272)
Devices [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 3,303,843	$ 3,402,749	3,970,324
Devices [Member] | Minimum [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful life	3 years	3 years
Devices [Member] | Maximum [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful life	5 years	5 years
Computer equipment’s [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 827,174	$ 873,178	1,210,790
Computer equipment’s [Member] | Minimum [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful life	2 years	2 years
Computer equipment’s [Member] | Maximum [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful life	7 years	7 years
Office equipment’s [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 248,008	$ 452,489	261,808
Office equipment’s [Member] | Minimum [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful life	3 years	3 years
Office equipment’s [Member] | Maximum [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful life	10 years	10 years
Furniture and fixtures [Member]
Schedule of Property and Equipment [Line Items]
Estimated useful life	10 years	10 years
Property and equipment, gross	$ 10,235	$ 10,287	52,172
Vehicles, at cost [Member]
Schedule of Property and Equipment [Line Items]
Vehicles, at cost	$ 4,125,088	4,179,272
Accumulated depreciation		$ (4,179,272)	$ (5,196,182)